Consolidated Statements Of Changes In Shareholders’ Equity - USD ($)	Class A shares Ordinary shares	Class B shares Ordinary shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Total
Balance at Dec. 31, 2019	$ 1		$ 1,060,510	$ 6,860	$ (9,171)	$ (88,726)	$ 969,474
Balance (in Shares) at Dec. 31, 2019	10,000
Foreign currency translation loss						193,531	193,531
Net income					2,213,372		2,213,372
Statutory reserve				215,221	(215,221)
Balance at Dec. 31, 2020	$ 1		1,060,510	222,081	1,988,980	104,805	3,376,377
Balance (in Shares) at Dec. 31, 2020	10,000
Share issuance	$ 800	$ 99					899
Share issuance (in Shares)	8,000,000	990,000
Share conversion	$ (1)	$ 1
Share conversion (in Shares)	(10,000)	10,000
Foreign currency translation loss						122,397	122,397
Net income					3,394,649		3,394,649
Statutory reserve				346,337	(346,337)
Balance at Dec. 31, 2021	$ 800	$ 100	1,060,510	568,418	5,037,292	227,202	6,894,322
Balance (in Shares) at Dec. 31, 2021	8,000,000	1,000,000
Share issuance	$ 300		9,584,612				9,584,912
Share issuance (in Shares)	3,000,000
Foreign currency translation loss						(611,144)	(611,144)
Net income					3,475,961		3,475,961
Statutory reserve				348,494	(348,494)
Balance at Dec. 31, 2022	$ 1,100	$ 100	$ 10,645,122	$ 916,912	$ 8,164,759	$ (383,942)	$ 19,344,051
Balance (in Shares) at Dec. 31, 2022	11,000,000	1,000,000